Property, Plant and Equipment, Net (Schedule of Composition of Depreciation Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [abstract]
Depreciation charged to results	$ 30,794	$ 27,286